Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)
Restricted Net Assets [Abstract]
Restricted net assets	¥ 93,246	$ 13,597	¥ 133,195